Employee Benefit Plans	Nov. 18, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans
Note 21. Employee Benefit Plans
Dominion Energy
The components of Dominion Energy’s provision for net periodic benefit cost (credit) were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended June 30,
Service cost	$40	$40	$6	$6
Interest cost	98	84	17	14
Expected return on plan assets	(176)	(168)	(35)	(35)
Amortization of prior service cost (credit)	1	1	(13)	(13)
Amortization of net actuarial loss	43	49	3	2
Curtailment (1)	71	—	42	—

Net periodic benefit cost (credit)	$77	$6	$20	$(26)

Six Months Ended June 30,
Service cost	$80	$79	$13	$13
Interest cost	199	168	34	28
Expected return on plan assets	(353)	(333)	(68)	(71)
Amortization of prior service cost (credit)	1	1	(26)	(26)
Amortization of net actuarial loss	82	97	7	5
Settlements and Curtailment (1)	73	—	42	—

Net periodic benefit cost (credit)	$82	$12	$2	$(51)

(1)	Primarily related to a voluntary retirement program.
Voluntary Retirement Program
In March 2019, the Companies announced a voluntary retirement program to employees that meet certain age and service requirements. The voluntary retirement program will not compromise safety or the Companies’ ability to comply with applicable laws and regulations. In the second quarter of 2019, upon the determinations made concerning the number of employees that elected to participate in the program, Dominion Energy recorded a charge of $423 million ($316 million after-tax)
included within other operations and maintenance expense ($288 million), other taxes ($23 million) and other income ($112 million), Virginia Power recorded a charge of $194 million ($144 million after-tax)
included within other operations and maintenance expense ($186 million) and other taxes ($8 million) and Dominion Energy Gas recorded a charge of $74 million ($58 million after-tax)
included within other operations and maintenance expense ($39 million), other taxes ($2 million), other income ($1 million) and discontinued operations ($32 million) in the respective Consolidated Statements of Income.
In the second quarter of 2019, Dominion Energy and Dominion Energy Gas remeasured their pension and other postretirement benefit plans as a result of the voluntary retirement program. The remeasurement resulted in an increase in the pension benefit obligation of $484 million and $32 million and an increase in the fair value of the pension plan assets of $671 million and $146 million for Dominion Energy and Dominion Energy Gas, respectively. In addition, the remeasurement resulted in an increase in the accumulated postretirement benefit obligation of $101 million and $8 million and an increase in the fair value of the other postretirement benefit plan assets of $156 million and $29 million for Dominion Energy and Dominion Energy Gas, respectively. The impact of the remeasurement on net periodic benefit cost (credit) was recognized prospectively from the remeasurement date. The remeasurement is expected to increase the net periodic benefit credit for 2019 by approximately $6 million and $4 million for Dominion Energy and Dominion Energy Gas, respectively, excluding the impacts of curtailments. The discount rate used for the remeasurement was 4.07% - 4.10% for the Dominion Energy pension plans, 4.10% for Dominion Energy Gas pension plans, 4.05% - 4.08% for the Dominion Energy other postretirement benefit plans, and 4.05% for the Dominion Energy Gas other postretirement benefit plans. All other assumptions used for the remeasurement were consistent with the measurement as of December 31, 2018.
Employer Contributions
During the six months ended June 30, 2019, Dominion Energy made no contributions to its defined benefit pension plans or other postretirement benefit plans. Dominion Energy expects to contribute approximately $21 million and $12 million to its defined benefit pension plans and other postretirement benefit plans through VEBAs, respectively, during the remainder of 2019.
Dominion Energy Gas
Dominion Energy Gas participates in certain Dominion Energy benefit plans as described in Note 21 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019. See Note 20 for more information.
The components of Dominion Energy Gas’ provision for net periodic benefit cost (credit) for employees represented by collective bargaining units were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended June 30,
Service cost	$4	$5	$1	$1
Interest cost	8	7	2	2
Expected return on plan assets	(39)	(38)	(7)	(6)
Amortization of prior service credit	—	—	(1)	(1)
Amortization of net actuarial loss	5	5	1	1
Curtailment (1)	1	—	1	—

Net periodic benefit credit	$(21)	$(21)	$(3)	$(3)

Six Months Ended June 30,
Service cost	$8	$9	$2	$2
Interest cost	16	14	5	5
Expected return on plan assets	(78)	(75)	(14)	(14)
Amortization of prior service credit	—	—	(2)	(2)
Amortization of net actuarial loss	10	10	2	2
Curtailment (1)	1	—	1	—

Net periodic benefit credit	$(43)	$(42)	$(6)	$(7)

(1)	Related to a voluntary retirement program.

Employer Contributions
During the six months ended June 30, 2019, Dominion Energy Gas made no contributions to its defined benefit pension plans or other postretirement benefit plans. Dominion Energy Gas expects to contribute approximately $12 million to its other postretirement benefit plans through VEBAs during the remainder of 2019.